UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT           May 15, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $508,734 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                      Title of                 Mkt Val    SH/PRN   SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                          Class          CUSIP   (x1,000)   Amount   PRN CALL  Disc   Mgrs     Sole    Shared None
Affiliated Managers Group        Common              008252108      726      8,000 SH       DEFINED            8,000
Alleghany Corp Del               Common              017175100      613      1,796 SH       DEFINED            1,796
Amgen Inc                        Note 0.375% 2/0     031162AQ3    4,341  5,000,000 PRN      DEFINED        5,000,000
Apogent Technologies Inc         DBCV 12/1           03760AAK7    9,750  5,000,000 PRN      DEFINED        5,000,000
Bank of America Corp             Common              060505104    2,855     75,300 SH       DEFINED           75,300
Beazer Homes USA Inc             Note 4.625% 6/1     07556QAL9    3,121  4,500,000 PRN      DEFINED        4,500,000
Best Buy Inc                     SDCV 2.25% 1/1      086516AF8    2,260  2,100,000 PRN      DEFINED        2,100,000
Carnival Corp                    DBCV 1.132% 4/2     143658AV4   29,677 45,701,000 PRN      DEFINED       45,701,000
Central European Dist Corp       Note 3.000% 3/1     153435AA0    9,047  8,500,000 PRN      DEFINED        8,500,000
Chiquita Brands Intl Inc         Note 4.25% 8/1      170032AT3    3,103  2,500,000 PRN      DEFINED        2,500,000
Citigroup Inc                    Common              172967101    1,827     85,300 SH       DEFINED           85,300
Countrywide Financial Corp       DBCV 4/1            222372AN4   62,475 70,000,000 PRN      DEFINED       70,000,000
Digital Riv Inc                  Note 1.250% 1/0     25388BAB0    8,514  8,500,000 PRN      DEFINED        8,500,000
Disney Walt Co                   Com Disney          254687106   23,880    761,000 SH       DEFINED          761,000
Disney Walt Co                   Com Disney          254687106      286    716,000 SH  PUT  DEFINED          716,000
Fair Isaac Corp                  Note 1.500% 8/1     303250AD6   22,148 22,500,000 PRN      DEFINED       22,500,000
FEI Co                           Note 6/1            30241LAD1    7,554  7,545,000 PRN      DEFINED        7,545,000
FLIR Sys Inc                     Common              302445101   18,259    606,800 SH       DEFINED          606,800
General Mtrs Corp                DEB Sr CV C 33      370442717    4,130    250,000 PRN      DEFINED          250,000
Genzyme Corp                     Common              372917104    6,671     89,500 SH       DEFINED           89,500
Genzyme Corp                     Common              372917104      904    140,100 SH  PUT  DEFINED          140,100
Informatica Corp                 Note 3.000% 3/1     45666QAB8    4,428  4,000,000 PRN      DEFINED        4,000,000
Interpublic Group Cos Inc        Note 4.375% 3/1     460690BE9    1,981  2,000,000 PRN      DEFINED        2,000,000
Itron Inc                        Note 2.500% 8/0     465741AJ5   20,215 13,000,000 PRN      DEFINED       13,000,000
Jazz Technologies Inc            Note 8.000%12/3     47214EAA0    1,520  2,000,000 PRN      DEFINED        2,000,000
Johnson & Johnson                Common              478160104   11,592    178,700 SH       DEFINED          178,700
Johnson & Johnson                Common              478160104      113    137,000 SH  PUT  DEFINED          137,000
KV Pharmaceutical Co             Note 2.500% 5/1     482740AC1   17,147 15,000,000 PRN      DEFINED       15,000,000
Lamar Advertising Co             Note 2.875% 12/3    512815AH4        5      4,000 PRN      DEFINED            4,000
Liberty Media Corp               DEB 3.500% 1/1      530715AN1   13,920 24,000,000 PRN      DEFINED       24,000,000
Liberty Media Corp New           DEB 0.750% 3/3      530718AF2   27,575 27,731,000 PRN      DEFINED       27,731,000
Linear Technology Corp           Note 3.125% 5/0     535678AD8   12,545 13,000,000 PRN      DEFINED       13,000,000
Lions Gate Entmnt Corp           Note 2.938% 10/1    535919AF1    8,648  8,300,000 PRN      DEFINED        8,300,000
Medtronic Inc                    Note 1.625% 4/1     585055AM8   10,522 10,000,000 PRN      DEFINED       10,000,000
Mesa Air Group Inc               Note 2.115% 2/1     590479AD3    8,085 21,000,000 PRN      DEFINED       21,000,000
Mylan Inc                        Common              628530107       90      7,800 SH       DEFINED            7,800
Nasdaq OMX Group Inc             Common              631103108    3,646     94,300 SH       DEFINED           94,300
NCI Building Sys Inc             Note 2.125%11/1     628852AG0   13,821 14,942,000 PRN      DEFINED       14,942,000
OSI Pharmaceuticals Inc          Note 2.00% 12/1     671040AF0    9,230  6,500,000 PRN      DEFINED        6,500,000
Owens Ill Inc                    Common New          690768403      350      6,200 SH       DEFINED            6,200
Prudential Finl Corp             FRNT 12/1           744320AG7   33,928 35,000,000 PRN      DEFINED       35,000,000
PSS World Med Inc                Note 2.250% 3/1     69366AAB6    5,510  5,000,000 PRN      DEFINED        5,000,000
Qwest Communications Intl Inc    Note 3.500% 11/1    749121BY4   12,278 12,000,000 PRN      DEFINED       12,000,000
Rambus Inc Del                   Note 2/0            750917AB2    3,994  3,500,000 PRN      DEFINED        3,500,000
Red Hat Inc                      DBCV 0.500% 1/1     756577AB8    5,933  6,000,000 PRN      DEFINED        6,000,000
Regal Beloit Corp                Note 2.750% 3/1     758750AB9   18,886 12,723,000 PRN      DEFINED       12,723,000
SBA Communications Corp          Note 0.375% 12/0    78388JAJ5    6,405  6,000,000 PRN      DEFINED        6,000,000
Scientific Games Corp            SDCV 0.750% 12/0    80874PAD1    7,411  7,500,000 PRN      DEFINED        7,500,000
STMicroelectronics NV            NY Registry         861012102      208     19,470 SH       DEFINED           19,470
Sunpower Corp                    Com Cl A            867652109       13     17,600 SH  CALL DEFINED           17,600
Sybase Inc                       Note 1.750% 2/2     871130AB6    5,861  5,000,000 PRN      DEFINED        5,000,000
Teva Pharmaceutical Fin LLC      DBCV 0.250% 2/0     88163VAE9    7,814  7,500,000 PRN      DEFINED        7,500,000
Time Warner Telecom Inc          DBCV 2.375% 4/0     887319AC5    7,842  7,500,000 PRN      DEFINED        7,500,000
Washington Mut Inc               CONV 7.75% SER R    939322814    1,747      2,500 SH       DEFINED            2,500
Wesco Intl Inc                   Note 1.750% 11/1    95082PAG0    3,330  4,000,000 PRN      DEFINED        4,000,000
                                                                508,734
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